AMG GW&K International Small Cap Fund
Schedule of Portfolio Investments (unaudited)
August 31, 2026
	Shares	Value
Common Stocks - 98.1%
Communication Services - 4.6%
Nihon Falcom Corp. (Japan)	61,225	$1,069,243
Paradox Interactive AB (Sweden)	34,698	522,035
Rightmove PLC (United Kingdom)	95,785	657,487

Total Communication Services		2,248,765
Consumer Discretionary - 15.7%
Cairn Homes PLC (Ireland)	306,305	912,481
Games Workshop Group PLC (United Kingdom)	2,867	710,942
Garrett Motion, Inc. (United States)	31,271	842,753
Gift Holdings, Inc. (Japan)[1]	100,148	1,516,685
KITS Eyecare, Ltd. (Canada)*	38,657	471,376
Max Stock, Ltd. (Israel)	48,315	612,219
MIPS AB (Sweden)	8,030	312,851
Niterra Co., Ltd. (Japan)	14,400	748,167
Puuilo Oyj (Finland)	34,058	674,081
Yossix Holdings Co., Ltd. (Japan)[1]	38,004	785,430

Total Consumer Discretionary		7,586,985
Consumer Staples - 8.5%
Becle SAB de CV (Mexico)	409,831	350,599
Genky DrugStores Co., Ltd. (Japan)	26,000	595,207
Grupo Herdez SAB de CV (Mexico)	160,441	478,592
Kri-Kri Milk Industry, S.A. (Greece)	21,700	799,019
Samyang Foods Co., Ltd. (South Korea)	793	887,632
Sarantis, S.A. (Greece)	59,265	991,285

Total Consumer Staples		4,102,334
Financials - 15.0%
Bolsa Mexicana de Valores SAB de CV (Mexico)	293,511	671,590
Coface, S.A. (France)	33,065	608,103
FRP Advisory Group PLC (United Kingdom)	318,926	514,252
Integral Corp. (Japan)	26,700	493,401
Metro Bank Holdings PLC (United Kingdom)*	367,240	860,866
Omni Bridgeway, Ltd. (Australia)*	642,078	667,324
Phoenix Financial, Ltd. (Israel)	18,423	1,155,838
Tel Aviv Stock Exchange, Ltd. (Israel)	20,581	875,718
TMX Group, Ltd. (Canada)	16,420	640,119
Wise Group PLC, Class A (United Kingdom)*	61,080	797,077

Total Financials		7,284,288
Health Care - 4.6%
Haw Par Corp., Ltd. (Singapore)	53,500	617,727
Kusurinomadoguchi, Inc. (Japan)	33,600	579,119
Riverstone Holdings, Ltd. (Singapore)	764,000	477,853
	Shares	Value

Siegfried Holding AG (Switzerland)	6,184	$553,259

Total Health Care		2,227,958
Industrials - 30.4%
ADENTRA, Inc. (Canada)	23,881	612,037
Ashtead Technology Holdings PLC (United Kingdom)	117,718	551,100
Avon Technologies PLC (United Kingdom)	28,553	717,300
Clarkson PLC (United Kingdom)	11,141	764,615
Comer Industries S.p.A. (Italy)	10,422	574,343
Delta Plus Group (France)[1]	1,375	53,664
DMG Mori Co., Ltd. (Japan)	35,600	661,821
EXEO Group, Inc. (Japan)	37,700	621,785
Hammond Power Solutions, Inc. (Canada)	1,505	258,400
Howden Joinery Group PLC (United Kingdom)	53,220	565,622
ICOP S.p.A. (Italy)	13,649	478,593
Japan Elevator Service Holdings Co., Ltd. (Japan)	57,600	561,879
Krones AG (Germany)	3,611	505,361
MISUMI Group, Inc. (Japan)	40,100	938,178
NFI Group, Inc. (Canada)*	33,849	567,834
Nippon Parking Development Co., Ltd. (Japan)	452,075	763,501
Richelieu Hardware, Ltd. (Canada)	19,721	506,134
Sanki Engineering Co., Ltd. (Japan)	54,900	828,836
Senshu Electric Co., Ltd. (Japan)	32,440	1,484,124
Shin Maint Holdings Co., Ltd. (Japan)	103,000	665,691
Takuma Co., Ltd. (Japan)	43,200	813,727
Vitzrocell Co., Ltd. (South Korea)	30,064	564,916
Volution Group PLC (United Kingdom)	70,187	641,948

Total Industrials		14,701,409
Information Technology - 14.2%
Argo Graphics, Inc. (Japan)	74,000	619,769
Broadleaf Co., Ltd. (Japan)	310,400	969,866
Digital Information Technologies Corp. (Japan)	105,892	640,783
Incap Oyj (Finland)*,1	41,037	403,076
Ituran Location and Control, Ltd. (Israel)	13,798	703,146
Kaga Electronics Co., Ltd. (Japan)	23,600	745,428
Kitron A.S.A. (Norway)	81,550	803,480
NE, Inc. (Japan)*	188,416	326,362
Tsuzuki Denki Co., Ltd. (Japan)	29,100	778,004
ULS Group, Inc. (Japan)	252,400	866,987

Total Information Technology		6,856,901
Materials - 3.7%
Elopak A.S.A. (Norway)	164,049	653,123
NOF Corp. (Japan)	34,200	578,602

AMG GW&K International Small Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Materials - 3.7% (continued)
Robertet, S.A. (France)[1]	602	$565,375

Total Materials		1,797,100
Real Estate - 1.4%
Far East Consortium International, Ltd. (Hong Kong)*	3,105,584	264,566
Safestore Holdings PLC, REIT (United Kingdom)	55,911	442,439

Total Real Estate		707,005

Total Common Stocks (Cost $39,748,899)		47,512,745

Principal Amount
Short-Term Investments - 1.8%
Joint Repurchase Agreements - 1.0%[2]
Citadel Securities LLC, dated 08/31/26, due 09/01/26, 3.720% total to be received $422,044 (collateralized by various U.S. Treasuries, 0.000% - 5.125%, 10/08/26 - 08/15/56, totaling $430,484)	$422,000	422,000
	Principal Amount	Value

Deutsche Bank Securities, Inc., dated 08/31/26, due 09/01/26, 3.660% total to be received $27,607 (collateralized a U.S. Treasury, 4.875%, 08/15/45, totaling $28,156)	$27,604	$27,604

Total Joint Repurchase Agreements		449,604
Repurchase Agreements - 0.8%
Fixed Income Clearing Corp., dated 08/31/26, due 09/01/26, 3.350% total to be received $399,037 (collateralized by a U.S. Treasury Note, 3.750%, 10/31/32, totaling $407,023)	399,000	399,000

Total Short-Term Investments (Cost $848,604)		848,604
Total Investments - 99.9% (Cost $40,597,503)		48,361,349
Other Assets, less Liabilities - 0.1%		60,903
Net Assets - 100.0%		$48,422,252

*	Non-income producing security.
[1]	Some of these securities, amounting to $906,008 or 1.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT	Real Estate Investment Trust

AMG GW&K International Small Cap Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of August 31, 2026:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$4,673,032	$10,028,377	—	$14,701,409
Consumer Discretionary	1,314,129	6,272,856	—	7,586,985
Financials	2,686,827	4,597,461	—	7,284,288
Information Technology	703,146	6,153,755	—	6,856,901
Consumer Staples	2,619,495	1,482,839	—	4,102,334
Communication Services	—	2,248,765	—	2,248,765
Health Care	—	2,227,958	—	2,227,958
Materials	653,123	1,143,977	—	1,797,100
Real Estate	—	707,005	—	707,005
Short-Term Investments
Joint Repurchase Agreements	—	449,604	—	449,604
Repurchase Agreements	—	399,000	—	399,000
Total Investments in Securities	$12,649,752	$35,711,597	—	$48,361,349

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended August 31, 2026, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at August 31, 2026, was as follows:
Country	% of Long-Term Investments
Australia	1.4
Canada	6.4
Finland	2.3
France	2.6
Germany	1.1
Greece	3.8
Hong Kong	0.5
Ireland	1.9
Israel	7.0
Italy	2.2
Japan	39.3
Country	% of Long-Term Investments
Mexico	3.2
Norway	3.1
Singapore	2.3
South Korea	3.0
Sweden	1.7
Switzerland	1.2
United Kingdom	15.2
United States	1.8
100.0

AMG GW&K International Small Cap Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at August 31, 2026, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$906,008	$449,604	$506,116	$955,720
The following table summarizes the securities received as collateral for securities lending at August 31, 2026:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.875%	10/15/26-11/15/55
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.